Annual Fund Operating Expenses - FT Cboe Vest US Equity Deep Buffer ETF - March - FT Cboe Vest US Equity Deep Buffer ETF - March	Mar. 08, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.